Summary of Significant Accounting Policies (Schedule of Finite Lived Assets) (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Finite-lived assets:
Intangibles, net	$ 2,692,000
Accumulated Amortization	268,000
Customer Lists [Member]
Finite-lived assets:
Intangibles, net	881,000
Accumulated Amortization	44,050
Vendor relationships [Member]
Finite-lived assets:
Intangibles, net	479,000
Accumulated Amortization	23,950
Noncompete Agreements [Member]
Finite-lived assets:
Intangibles, net	1,600,000
Accumulated Amortization	$ 200,000